Commitments and Contingencies - Other Commitments (Detail)	6 Months Ended
Jun. 30, 2016
Minimum
Non-cancellable contractual commitments
Expiration period (in years)	1 year
Maximum
Non-cancellable contractual commitments
Expiration period (in years)	4 years